General Information	6 Months Ended
Jun. 30, 2023
Disclosure Of Nature Of Operations [Abstract]
General Information
1.
GENERAL INFORMATION

ASLAN Pharmaceuticals Limited (“ASLAN Cayman”) was incorporated in the Cayman Islands in June 2014 and is the listing vehicle for the listing on the Nasdaq Global Market sponsored with its issuance of American Depositary Shares (“ADS”) in the United States. ASLAN Cayman and its subsidiaries (collectively referred to as the "Company”) is a clinical-stage immunology focused biopharmaceutical company developing innovative treatments to transform the lives of patients.

The Company’s portfolio is led by eblasakimab (also known as ASLAN004), a potential first-in-class human monoclonal antibody that binds to the IL-13 receptor, blocking signaling of two pro-inflammatory cytokines, IL-4 and IL-13 which are central to triggering symptoms of atopic dermatitis, such as redness and itching of the skin.

ASLAN Pharmaceuticals Pte. Ltd. was incorporated in Singapore in April 2010 and ASLAN Pharmaceuticals Limited was incorporated in Cayman Islands in June 2014 as the listing vehicle. The Company’s ADS have been listed on the Nasdaq Global Market since May 2018.

On September 14, 2022, ASLAN Cayman submitted to the Listing Qualifications Department of Nasdaq an application to transfer the listing of its American Depositary Shares ("ADSs") representing ordinary shares of the Company from the Nasdaq Global Market to the Nasdaq Capital Market. On September 27, 2022, the Company received notice from Nasdaq that its application to transfer listing of its ADSs had been approved. The transfer was effective at the opening of business on September 29, 2022. The Company continues to trade under the symbol "ASLN."

The Company has financed its operations to date primarily through the issuance of common shares. The Company has incurred net losses since inception. Please refer to Note 13 for details of the Company’s current fund-raising activities.

Both the reporting and functional currency of the Company is the U.S. dollar.